Statement of Changes in Common Stock, Convertible Preferred Stock and Stockholders' Equity (Deficit) (Parenthetical)	12 Months Ended
Dec. 31, 2016 USD ($)
Stock Transactions, Parenthetical Disclosures
Warrant liability	$ 799,201
Warrants issuance cost	(39,200)
Common Stock | Private Investment in Public Entities June 2016
Stock Transactions, Parenthetical Disclosures
Offering costs	105,398
Common Stock | Private Investment in Public Entities November 2016
Stock Transactions, Parenthetical Disclosures
Offering costs	96,833
Warrant liability	$ 700,001